Acquisitions - Fiscal 2016 Acquisitions (Details) $ in Millions			3 Months Ended	12 Months Ended
		Mar. 25, 2016 USD ($) store	Feb. 27, 2016 USD ($) store	Feb. 24, 2018 USD ($)	Feb. 25, 2017 USD ($)	Feb. 27, 2016 USD ($)	Jun. 02, 2016 USD ($)
Business Acquisition [Line Items]
Goodwill			$ 1,131.1	$ 1,183.3	$ 1,167.8	$ 1,131.1
Net cash paid for acquisitions	[1]			148.8	220.6	$ 710.8
Goodwill acquired during period				$ 157.8	36.7
Haggen Transaction
Business Acquisition [Line Items]
Number of stores acquired | store		29
Number of stores acquired that were sold to Haggen previously | store		15	35
Total purchase consideration		$ 113.8	$ 32.6
Goodwill							$ 16.1
Goodwill expected to be deductible for tax purposes							$ 16.1
Individually immaterial business acquisitions
Business Acquisition [Line Items]
Net cash paid for acquisitions					106.8
Goodwill acquired during period					$ 20.6

[1]	Business acquisitions, net of cash acquired during the 52 weeks ended February 27, 2016 primarily related to consideration paid in connection with the A&P Transaction and Haggen Transaction in addition to incremental consideration related to the Safeway acquisition